CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (7,450,479)	$ (3,871,865)	$ (7,922,634)	$ (2,860,594)
Adjustments to reconcile net loss to net cash used in operating activities:
(Gain) on settlement of warrants			0	(235,053)
Loss on conversion of Pref Stock Series A to common stock			0	0
Derivative expense			0	125,869
Depreciation	417,340	36,456	182,426	1,572
Amortization of right-to-use asset	292,292	24,692	162,276	4,318
Net gain on settlement of notes payable	0	(1,836)	0	(35,236)
Amortization of financing cost	565,431	0	0	30,000
Gain on waiver fee shares	(198,273)	0
Loss on commitment shares	11,619	0
Gain on conversion of accrued salary	(15,032)	0	0	(6,988)
(Gain) loss on revaluation of derivative liabilities	73,587	493,455	493,455	(508,839)
Gain (loss) on settlement of accounts payable	78,235	0	0	(399,761)
Amortization of discount on notes payable	1,017,861	756,795	756,795	1,128,885
Share-based compensation	305,296	559,579	1,039,843	568,363
Changes in assets and liabilities:
Accounts receivables	(69,751)	(1,133)	(44,313)	0
Prepaid expenses	50,348	(28,843)	(47,985)	9,721
Due from related party			0	0
Due from related party	0	(26,163)
Inventory	(8,106)	(2,109)	(25,314)	0
Accounts payable and accrued liabilities	934,220	(291,463)	54,527	522,758
Operating lease liability	(30,093)	14,082	75,017	6,325
Other current liabilities	(73,286)	880	74,166	2,488
Accrued interest	71,873	203,447	205,795	125,310
Net cash used in operating activities	(4,026,918)	(2,134,026)	(4,995,946)	(1,520,862)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash paid for acquisition of fixed assets	(190,200)	(495,359)	(1,928,192)	0
Net cash used in investing activities	(190,200)	(495,359)	(1,928,192)	0
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from private placement of common stock	0	1,668,000	1,668,000	0
Proceeds from sales of Preferred Stock, net of fees	0	2,760,000
Proceeds from notes payable - related parties, net of discount	1,511,250	0
Proceeds from notes payable, net of discount	1,812,500	0	0	1,673,406
Proceeds from sale of common stock			51,500	0
Proceeds from convertible notes payable, net of discount			850,000	0
Principal payments on notes payable related parties	(235,294)	0
Principal payments on notes payable	0	(177,534)	(179,368)	(171,000)
Net cash provided by financing activities	3,088,456	4,250,466	8,023,832	1,502,406
Net increase in cash and cash equivalents	(1,128,662)	1,621,081	1,099,694	(18,456)
Cash and cash equivalents at beginning of period	1,164,483	64,789	64,789	83,245
Cash and cash equivalents at end of period	35,821	1,685,870	1,164,483	64,789
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Interest paid	2,680	0	2,680	2,680
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Stock issued for conversion of debt and accrued interest	0	2,653,795	0	1,633,406
Settlement of derivative liabilities	0	(1,301,137)	(1,301,137)	460,562
Discount on notes payable due to derivative liabilities			0	1,234,792
Preferred stock dividend	160,084	74,614	185,202	75,535
Deemed dividends on Preferred Stock	0	332,242	3,118,530	0
Conversion of payable to common stock	0	50,000	252,029	0
Cashless exercise of warrants			0	290,000
Discount on note payable due to warrants			261,568	0
Capital expenditures included in accounts payable	4,289,816	0	3,291,735	0
Accounts Payable [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of payable to common stock	500,000	102,333	102,333	0
Accrued Payroll [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Conversion of payable to common stock			50,000	0
Series A Preferred Stock [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Preferred A stock issued to consultants				0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Preferred stock dividend		1,000	1,000
Conversion of Preferred stock to common stock	0	6,000	6,000	0
Series C Preferred Stock [Member]
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of Preferred Stock, net of fees			2,760,000	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Preferred stock dividend	42,078		87,059
Conversion of Preferred stock to common stock	0	31,781	61,781	0
Series D Preferred Stock [Member]
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from sales of Preferred Stock, net of fees			2,873,700	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Preferred stock dividend	$ 96,847		35,327
Series X Preferred Stock [Member]
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Preferred stock dividend		$ 31,536	$ 0	$ 65,568